Operating Lease - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Lessor, Lease, Description [Line Items]
Carrying value of vessel	$ 3,190,969	$ 3,271,379
Right-of-use asset obtained in exchange for operating lease liability	$ 12,100
Weighted average lease term	5 years 7 months 6 days
Weighted average discount rate, percent	5.50%
Minimum
Lessor, Lease, Description [Line Items]
Lessor, operating lease, term of contract	8 months
Maximum
Lessor, Lease, Description [Line Items]
Lessor, operating lease, term of contract	60 months
Hilli
Lessor, Lease, Description [Line Items]
Carrying value of vessel	$ 1,239,500